Note 14 - Regulatory Matters - Summary of Compliance With Minimum Capital Requirements (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Bank [Member]
Common equity tier 1 capital		$ 91,118	$ 80,277
Common equity tier 1 to risk weighted assets		0.145	0.126
Common equity tier 1 capital, minimum capital requirement		$ 43,929	$ 44,464
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	[1]	7.00%	7.00%
Common equity tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions		$ 40,791	$ 41,288
Common equity tier 1 capital, minimum required to be well capitalized under prompt correction action provisions, to risk-weighted assets		6.50%	6.50%
Total capital		$ 98,992	$ 84,493
Total capital to risk weighted assets		0.158	0.133
Total capital, minimum capital requirement		$ 65,894	$ 66,697
Total capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	10.50%	10.50%
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective actions		$ 62,756	$ 63,521
Total capital, to risk-weighted assets, minimum required to be capitalized under prompt corrective action provisions ratio		0.1	0.1
Tier 1 capital		$ 91,118	$ 80,277
Tier 1 capital to risk weighted assets		0.145	0.126
Tier 1 capital, minimum capital requirement		$ 53,343	$ 53,992
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	8.50%	8.50%
Tier 1 capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions		$ 50,205	$ 50,816
Total capital to risk-weighted assets minimum required to be well capitalized under prompt corrective action provisions, ratio		0.08	0.08
Tier 1 capital		$ 91,118	$ 80,277
Tier 1 capital to average assets		0.094	0.093
Tier 1 capital, minimum capital requirement		$ 38,776	$ 34,454
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	4.00%	4.00%
Tier 1 capital, to average assets, minimum required to be well capitalized under prompt corrective action provisions		$ 48,471	$ 43,068
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions ratio		0.05	0.05
Consolidated Entities [Member]
Common equity tier 1 capital		$ 86,584	$ 73,938
Common equity tier 1 to risk weighted assets		0.138	0.116
Common equity tier 1 capital, minimum capital requirement		$ 44,040	$ 44,634
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	[1]	7.00%	7.00%
Total capital		$ 96,578	$ 78,069
Total capital to risk weighted assets		0.154	0.122
Total capital, minimum capital requirement		$ 66,059	$ 66,950
Total capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	10.50%	10.50%
Tier 1 capital		$ 86,584	$ 73,938
Tier 1 capital to risk weighted assets		0.138	0.116
Tier 1 capital, minimum capital requirement		$ 53,477	$ 54,198
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	8.50%	8.50%
Tier 1 capital		$ 86,584	$ 73,938
Tier 1 capital to average assets		0.092	0.089
Tier 1 capital, minimum capital requirement		$ 37,489	$ 33,233
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	4.00%	4.00%

[1]	Includes capital conservation buffer of 2.5% as of December 31, 2020